Capital Leases	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Capital Leases [Abstract]
Capital Leases
8.	Capital Leases

The Company leases various office equipment under multiple capital leases that expire in 2016 and 2018. The equipment has a cost of $66,272.

Minimum future lease payments under the capital leases at June 30, 2015 for each of the next four years and in the aggregate are as follows:

Year Ending June 30,

2016	$20,888
2017	3,790
2018	3,790
2019	947
Total minimum lease payments	29,415
Less amount representing interest	(1,588)
Present value of net minimum lease payments	$27,827

The effective interest rate charged on the capital leases range from approximately 2.25% to 7.428% per annum. The leases provide for a $1 purchase option. Interest charged to operations for the three and nine months ended June 30, 2015 was $310 and $953, respectively. Interest charged to operations for the three and nine months ended June 30, 2014 was $182 and $606, respectively. Depreciation charged to operations for the three and nine months ended June 30, 2015 was $3,314 and $9,793, respectively. Depreciation charged to operation for the three and nine months ended June 31, 2014 was $2,656 and $7,967, respectively.

9. Capital Lease

The Company leases certain computer hardware under a capital lease that expires in 2016. The equipment has a cost of $53,111.

Minimum future lease payments under the capital lease at September 30, 2014 for each of the next two years and in the aggregate are as follows:

Year Ending September 30,
2015	$17,098
2016	12,823
Total minimum lease payments	$29,921
Less amount representing interest	(542)
Present value of net minimum lease payments	$29,379

The effective interest rate charged on the capital lease is approximately 2.25% per annum. The lease provides for a $1 purchase option. Interest charged to operation for the year ended September 30, 2014 and 2013 was $767 and $241, respectively. Depreciation charged to operation for the year ended September 30, 2014 and 2013 was $10,622 and $0, respectively.